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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 11/30
Date of reporting period: 8/31/10

*	Fund included is Invesco Van Kampen High Yield Municipal Fund.

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco Van Kampen High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
August 31, 2010

invesco.com/us      VK-HYM-QTR-1 08/10    Invesco Advisers, Inc.

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 107.1%
	Alabama 1.0%
$5,500	Colbert Cnty Northwest Auth Hlthcare Fac	5.750%	06/01/27	$5,487,735
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	3,352,357
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	7,190,470
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	1,242,126
1,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/28	874,230
4,470	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	4,346,986
4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125	12/01/26	4,718,680
7,750	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,163,057
13,170	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	10,553,384
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	0
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	1,240,300

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alabama (continued)
$10,000	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250%	11/01/33	$10,886,300
1,395	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	1,222,843
1,750	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.650	11/01/22	1,364,983

				61,643,451

	Alaska 0.4%
830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800	01/01/18	830,099
2,945	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	2,813,889
600	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $600,000) (a)	7.800	05/01/14	599,280
2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $2,000,451) (a)	8.125	05/01/31	1,976,000
12,545	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	12,472,992
4,000	Northern Tob Sec Corp AK Tob Settlement Asset, Ser A	5.000	06/01/32	3,222,840
20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	727,805

				22,642,905

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona 4.7%
$6,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500%	11/15/23	$7,039,620
10,250	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	12,359,450
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	3,025,650
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	7,030,977
11,750	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	11,960,677
2,630	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750	12/01/30	2,718,289
5,240	Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty Hosp Rfdg, Ser A	6.750	12/01/26	5,246,655
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,476,475
6,605	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	7,857,308
16,830	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	14,163,791
2,000	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Proj, Ser A	7.250	02/01/40	2,310,420

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$9,775	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser A (b)	6.000%	05/01/29	$10,594,145
9,700	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	9,711,252
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	3,501,435
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/22	3,912,755
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/24	5,420,600
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (c)	5.000	07/01/26	5,506,150
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza Expansion Proj, Ser A (BHAC Insd) (c)	5.000	07/01/41	29,074,640
8,935	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (c)	5.000	07/01/27	10,108,523
6,785	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (c)	5.000	07/01/28	7,626,340
5,500	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (c)	5.000	07/01/29	6,150,760
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj	7.750	08/01/33	2,549,806
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj	5.800	12/01/36	3,603,111
2,525	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Choice Ed & Dev Corp Proj	6.250	06/01/26	2,325,348

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,590	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.500%	04/01/26	$1,535,606
2,805	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.750	04/01/36	2,656,587
8,450	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co (d)	7.000	09/01/35	5,182,554
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist	7.500	11/01/33	2,370,914
2,865	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	2,048,103
3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375	06/01/36	3,379,507
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch	7.500	08/01/33	4,413,912
4,300	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj	7.500	02/01/34	3,748,826
12,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	11,811,840
1,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	6.550	12/01/37	1,011,000
10,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	10,655,600

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$7,120	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06 and 9/21/09, Cost $6,926,919) (a)	5.750%	12/01/32	$6,662,042
2,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $2,000,000) (a)	5.600	12/01/22	1,908,580
1,580	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	1,526,801
1,000	Sundance Cmnty Fac Dist AZ (e)	6.250	07/15/29	1,007,750
2,735	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (e)	7.125	07/01/27	2,660,827
544	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	488,512
4,760	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT)	6.500	07/01/31	3,220,045
11,480	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	11,223,652
1,150	University Med Ctr Corp AZ Hosp Rev	6.250	07/01/29	1,265,333
1,600	University Med Ctr Corp AZ Hosp Rev	6.500	07/01/39	1,754,000
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	4,868,696
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	7,409,544
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	4,210,320

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000%	08/01/33	$4,072,360
7,200	Yavapai Cnty, AZ Indl Dev Auth Solid Waste Disp Rev Waste Mgmt Inc. Proj, Ser A-1 (AMT) (Acquired 3/24/09 and 5/11/10, Cost $5,622,846) (a)	4.900	03/01/28	7,156,512

				283,523,600

	California 10.2%
5,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500	09/01/33	5,966,541
1,000	Alhambra, CA Rev Atherton Baptist Homes, Ser A	7.625	01/01/40	1,073,470
2,000	Alhambra, CA Rev Atherton Baptist Homes, Ser B	6.625	01/01/17	2,015,920
14,990	Bakersfield, CA Wastewater Rev, Ser A (AGM Insd) (c)	5.000	09/15/32	15,774,577
15,710	Bay Area Toll Auth CA Toll Brdg Rev SF Bay Area, Ser F-1 (c)	5.000	04/01/34	17,013,459
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	5,962,615
1,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.600	09/01/25	930,690
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.650	09/01/30	1,787,020
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.700	09/01/35	1,747,200
2,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	2,779,377

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Blythe, CA Redev Agy Proj	5.750%	05/01/34	$3,666,640
6,000	California Cnty, CA Tob Sec Agy Tob LA Cnty	5.450	06/01/28	4,877,580
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty	5.600	06/01/36	3,754,000
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	252,800
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	184,600
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	14,551,171
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (e)	6.000	07/01/38	642,858
2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (e)	6.125	07/01/48	2,320,549
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (e)	6.125	07/01/38	2,790,731
2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (e)	6.125	07/01/43	1,938,020
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (e)	6.125	07/01/48	3,689,818
1,000	California Muni Fin Auth Ed Rev Amern Heritage Ed Fndtn Proj, Ser A	5.250	06/01/26	974,820
15,425	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Rep Svc Inc Proj Rfdg, Ser C (AMT) (b)	5.250	06/01/23	16,069,765

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)	5.125%	11/01/23	$4,072,920
150	California St (Prerefunded @ 09/01/2010)	5.250	09/01/26	150,000
6,500	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	5,656,885
3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	2,845,800
4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000	11/15/22	4,707,880
8,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	7,519,360
3,500	California Statewide Cmnty Dev Auth Rev Lancer Ed Student Hsg Proj	5.400	06/01/17	3,509,485
1,995	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500	10/01/23	1,970,681
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	2,393,775
3,500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	3,902,605

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,095	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750%	10/01/31	$5,503,619
4,500	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/32	4,739,580
15,000	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/38	15,740,700
5,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $5,500,000) (a)	7.375	04/01/32	4,752,275
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	5,507,495
3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000	01/01/34	3,036,653
8,000	California Statewide Cmntys Dev Auth Sch Fac Rev Aspire Pub Schs (GTY AGMT)	6.375	07/01/45	8,254,480
5,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	5,247,600
2,500	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.000	10/01/29	2,577,475
2,000	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	2,057,040
4,940	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	4,386,868
1,745	California Statewide Cmntys Dev Auth Rev Sr Living SC Presbyterian Homes	7.000	11/15/29	1,937,229

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,735	California Statewide Cmntys Dev Auth Spl Tax Cmnty Fac Dist 2007-1 Orinda	6.000%	09/01/29	$2,533,704
7,610	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	7,388,701
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,598,081
5,960	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	5,783,048
2,790	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,790,000) (a)	6.750	12/01/30	2,733,893
1,495	Corona Norco, CA Univ Sch Dist, Ser A	5.700	09/01/29	1,465,459
1,495	Corona Norco, CA Univ Sch Dist Pub Fin Auth Spl Tax Rev, Ser A	5.800	09/01/35	1,445,276
1,435	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.500	09/01/23	1,454,616
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.750	09/01/28	2,988,114
5,140	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.875	09/01/38	5,160,354
1,770	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500	09/01/28	1,777,222
3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850	09/01/25	3,742,185
5,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	5,019,350

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,300	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	$1,452,772
33,505	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.000%	06/01/33	26,537,300
22,790	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750	06/01/47	17,071,305
37,110	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	33,607,929
40,380	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd (BHAC Insd) (c)	5.000	06/01/45	40,113,088
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/30	2,172,930
2,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,365,400
1,495	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	1,293,788
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	941,030
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,782,530
3,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	4,241,930
1,410	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	1,633,993

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700%	09/01/34	$3,846,440
4,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625	02/15/25	4,556,745
1,000	Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl Tax Sycamore Creek	6.000	09/01/33	932,860
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	656,972
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	6.500	03/01/28	5,317,177
1,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area, Ser B	6.000	09/01/27	993,690
2,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area, Ser B	6.000	09/01/34	1,916,720
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,182,237
1,000	Northstar Cmnty Svc Dist CA Spl Tax Cmnty Fac Dist No 1	5.450	09/01/28	808,240
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	894,402
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	863,669
3,000	Orange Cnty, CA Cmnty Fac Dist Spl Tax No 06-1 Del Rio Pub Impt	6.000	10/01/40	3,049,740
1,000	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.350	09/01/30	898,900
1,100	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.400	09/01/35	965,195

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375%	09/01/32	$4,847,850
1,655	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875	09/01/25	1,657,185
2,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	2,038,343
4,390	Placentia, CA Pub Fin Auth Lease Rev Working Cap Fin	7.500	06/01/19	4,464,893
5,310	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	5,163,922
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	5.500	09/01/37	1,772,420
1,045	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/28	1,049,567
2,000	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.550	09/01/30	1,892,420
1,845	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,722,492
1,780	Riverside Cnty, CA Redev Agy Tax Alloc Mid Cnty Redev Proj Area, Ser C	6.250	10/01/40	1,800,114
2,500	Roseville, CA Spl Tax Fountain Cmnty Fac Dist No 1	6.125	09/01/38	2,449,225
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (c)	5.000	08/15/25	11,499,780

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (c)	5.000%	08/15/26	$5,551,600
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (c)	5.000	08/15/27	5,511,350
11,110	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	9,591,152
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.250	08/01/28	1,089,740
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.500	08/01/30	1,096,250
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.625	08/01/39	1,094,170
13,000	San Gorgonio Calif Mem Hlthcare Election 2006, Ser C	7.200	08/01/39	14,613,950
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	2,029,220
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,640,599
14,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT)	6.400	12/01/41	12,119,511
3,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	2,863,380

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,500	Santa Cruz Cnty, CA Redev Agy Tax Alloc Live Oak Soquel Cmnty Impt, Ser A	7.000%	09/01/36	$4,011,945
19,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	1,865,230
15,395	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	897,375
30,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	969,600
75,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	859,500
25,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	207,750
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/45	1,349,503
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/46	1,250,578
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/47	1,158,887
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/48	1,073,345
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/49	994,313
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/50	923,058
1,475	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	6.000	12/01/33	1,354,006
4,400	Southern CA Logistics Arpt Auth Cap Apprec Bds	6.150	12/01/43	4,029,740
15,160	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (AGM Insd) (c)	5.000	08/01/29	15,773,828

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$7,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500%	09/01/36	$3,657,290
7,500	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	5,334,975
35,000	Tobacco Sec Auth Southn CA Tob Settlement Cabs First Sub	*	06/01/46	1,221,150
27,200	Tobacco Sec Auth Southn CA Tob Settlement Cabs Second Sub	*	06/01/46	932,960
47,000	Tobacco Sec Auth Southn CA Tob Settlement Cabs Third Sub	*	06/01/46	1,300,960
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	11,631,000
18,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	12,106,900
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,548,464
2,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	2,016,900
3,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	2,984,910
535	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.000	10/01/21	546,695
7,115	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250	10/01/28	7,203,866

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,105	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800%	09/01/31	$3,696,019
4,900	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	4,672,199
1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/31	930,585
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/39	1,594,973
1,800	Yuba City, CA Redev Agy Tax Proj, Ser A	6.000	09/01/31	1,580,238

				616,659,486

	Colorado 3.5%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,699,218
1,155	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,155,000) (a)	6.250	12/01/18	1,155,508
2,120	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	2,041,560
2,010	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	1,893,340
2,025	Bradburn Met Dist No 3 CO Ref-ltd Tax	7.500	12/01/39	2,064,082
1,805	Briargate Ctr Business Impt Dist CO, Ser A	7.450	12/01/32	1,743,973
3,500	Bromley Pk Metro Dist CO No 2, (Prerefunded @ 12/01/12)	8.050	12/01/32	4,168,290
3,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	3,572,820
4,410	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250	12/01/32	3,704,841

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$500	Castle Oaks Metro Dist CO Ltd Tax	6.000%	12/01/25	$423,620
536	Castle Oaks Metro Dist CO Ltd Tax	6.125	12/01/35	426,179
1,685	Colorado Ed & Cultural Fac Auth Rev Charter Sch Brighton Sch Proj	6.000	11/01/36	1,071,744
309	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.250	06/01/20	323,168
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,087,822
1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000	11/01/23	1,057,391
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	846,328
1,785	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj	7.500	06/01/22	1,845,601
1,000	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.200	07/01/22	946,600
3,875	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	3,596,465

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$6,930	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300%	07/01/37	$5,706,093
6,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	5,178,900
6,375	Colorado Hlth Fac Auth Rev Hlth Care Fac Amern Baptist, Ser A	7.750	08/01/39	6,829,410
15,660	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250	05/15/42	15,211,498
85	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800	04/01/30	87,221
2,910	Confluence Metro Dist, CO Tax Supported Rev	5.400	12/01/27	2,244,308
6,000	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	4,347,180
7,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	5,156,925
2,940	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	2,195,710
5,000	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,484,900
1,275	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,276,288
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	967,289
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A	6.300	07/01/29	2,942,775
5,000	Elbert & Hwy 86 Coml Metro Dist Pub Impt Fee Rev, Ser A	7.500	12/01/32	4,037,100

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$2,500	Elk Valley, CO Pub Impt Fee, Ser A	7.300%	09/01/22	$2,514,775
3,000	Elk Valley, CO Pub Impt Fee, Ser A	7.350	09/01/31	2,909,400
4,000	Fitzsimons Vlg Met Dist No 1 Co Tax Increment Pub Impt Ser A	7.500	03/01/40	4,137,080
5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11)	8.050	12/01/31	5,892,222
2,300	High Plains Metro Dist CO, Ser A	6.125	12/01/25	1,937,842
4,000	High Plains Metro Dist CO, Ser A	6.250	12/01/35	3,145,120
510	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (d)(h)	6.750	10/01/14	247,350
5,460	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (d)(h)	7.000	10/01/18	2,648,100
135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B	6.125	10/01/08	65,475
9,885	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250	12/01/23	10,340,402
6,250	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	6,390,375
5,550	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	5,639,910
6,810	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	6,063,215
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	6,203,286

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$4,185	Montrose, CO Mem Hosp Brd	6.000%	12/01/28	$4,210,696
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	3,003,660
1,500	Neu Towne, CO Metro Dist (f)	7.250/1.800	12/01/34	450,150
2,740	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,658,649) (a)	7.250	12/15/31	2,972,297
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,561,905
1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/37	961,236
3,500	Northwest, CO Metro Dist No 3 Ltd Tax	6.125	12/01/25	3,004,155
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	5,215,083
6,160	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750	12/01/26	6,701,156
8,000	Regional Trans Dist CO Private Activity Rev Denver Trans Partners	6.000	01/15/41	8,394,240
1,715	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/21	2,032,138
2,000	Serenity Ridge, CO Metro Dist No 2 (f)	7.500/3.750	12/01/34	960,200
430	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	430,185
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,509,480
1,000	Southlands Metro Dist No 1 CO (Prerefunded @ 12/01/14)	7.000	12/01/24	1,250,020

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$5,985	Tallgrass Metro Dist CO Rfdg & Impt	5.250%	12/01/37	$4,962,283
637	Tallyns Reach Metro Dist No 2	6.375	12/01/23	660,786
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	966,384
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	1,030,640
1,000	Vista Ridge Metro Dist CO Rfdg Ltd Tax Sub, Ser B	6.625	12/01/40	799,710

				209,545,103

	Connecticut 0.4%
2,950	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	2,950,560
3,000	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000	04/01/30	2,943,090
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	3,584,018
4,405	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,405,000) (a)	5.125	10/01/36	2,276,460
1,395	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B	7.500	09/01/27	1,395,572
2,180	Hamden, CT Fac Rev Whitney Ctr Proj, Ser A	7.625	01/01/30	2,356,144
5,250	Hamden, CT Fac Rev Whitney Ctr Proj, Ser A	7.750	01/01/43	5,821,043
2,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser C (b)	7.250	01/01/43	2,143,480

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$890	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $825,128) (a)	7.200%	12/01/18	$902,683
2,418	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT)	7.000	07/01/21	2,590,379

				26,963,429

	Delaware 0.1%
850	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	5.900	01/01/26	799,306
1,000	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	6.000	01/01/35	856,930
4,625	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT)	6.250	06/01/28	4,213,838

				5,870,074

	District of Columbia 1.2%
5,000	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	5,639,250
16,165	District of Columbia Income Tax Rev Rfdg, Ser B (c)	5.000	12/01/25	18,681,082
2,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	2,401,767
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	4,769,875
27,880	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	862,886
135,320	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	1,216,527

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (continued)
$40,695	Metropolitan Washington DC Arpt Auth Sys, Ser B (AGM Insd) (AMT) (c)	5.000%	10/01/36	$41,624,474

				75,195,861

	Florida 12.5%
7,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	6,878,624
19,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	17,273,659
8,540	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	6,166,989
1,945	Bainebridge Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	1,378,479
9,565	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	7,191,349
1,300	Bay Laurel Ctr Cmnty Dev Dist FL Spl Assmt Candler	5.450	05/01/37	1,150,409
1,340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	1,224,023
1,500	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	1,364,100
8,910	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	8,968,806
4,335	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	4,479,572
1,000	Bellalago Ed Fac Benefits, Ser A	6.000	05/01/33	921,050
1,845	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	1,653,083
4,080	Bloomingdale, FL Cmnty Dev Dist Spl Assmt Rev	5.875	05/01/36	3,763,229

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,790	Bluewaters Cmnty Dev Dist of FL	6.000%	05/01/35	$2,807,744
3,215	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $3,256,617) (a)	5.800	10/01/26	3,019,753
4,705	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $4,641,040) (a)	5.900	10/01/36	4,164,772
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	2,713,950
7,500	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	6,881,325
1,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/33	2,232,224
1,865	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/39	2,107,357
11,760	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	11,694,026
7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (AGM Insd) (c)	5.000	09/01/24	8,159,249
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (AGM Insd) (c)	5.000	09/01/25	8,498,425
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A	7.875	05/01/38	2,270,400

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,465	Capital Reg Cmnty Dev Dist FL Rev Cap Impt, Ser A	7.000%	05/01/39	$3,497,190
3,200	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	2,926,496
2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750	01/01/32	2,351,850
735	Caribe Palm Cmnty Dev Dist FL Spl Assmt, Ser A	5.850	05/01/35	734,934
2,910	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	2,670,158
3,475	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	3,562,188
5,840	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375	08/15/32	5,956,742
11,390	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A (d)	6.000	05/01/38	5,063,538
1,990	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A (d)	6.125	05/01/36	883,421
2,825	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B (d)	5.125	05/01/16	1,073,500
4,950	Connerton West Cmnty Dev FL, Ser A (d)	5.375	05/01/37	1,918,125
1,980	Connerton West Cmnty Dev FL, Ser A	5.950	05/01/36	1,385,069
3,980	Cutler Cay, FL Cmnty Dev Dist	6.125	05/01/24	4,066,048
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	4,940,317
7,620	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	7,920,609
5,690	Escambia Cnty, FL Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.000	08/01/26	5,489,940

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750%	11/01/27	$9,418,720
610	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr	10.250	07/01/11	616,057
265	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr, Ser A	10.250	07/01/11	267,631
4,900	Fiddlers Creek Cmnty Dev Dist (d)	6.000	05/01/38	1,861,020
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (a)(d)	6.375	05/01/35	3,898,000
7,020	Florida Hsg Fin Corp Multi-Family Rev Hsg Whistlers Cove, Ser T1 (b)	6.000	01/01/39	6,374,511
7,020	Florida Hsg Fin Corp Multi-Family Rev Hsg Whistlers Cove, Ser T2 (b)	6.500	01/01/39	1,755,140
8,035	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT)	6.610	07/01/38	7,086,709
15,700	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT)	6.600	07/01/38	14,151,509
11,075	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT)	6.450	01/01/39	10,493,673
10,055	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT)	6.610	07/01/38	7,341,155
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	1,234,643

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,450	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-1 (d)	5.250%	05/01/39	$1,052,030
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2 (d)	5.250	05/01/39	1,335,434
7,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (d)	5.100	05/01/14	3,075,800
4,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	1,520,000
1,960	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	1,981,972
2,420	Hammock Bay Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/35	2,444,515
1,390	Harbour Isles Cmnty Dev Dist of FL	6.125	05/01/35	1,316,274
1,430	Hawks Pt Cmnty Dev Dist FL Spl Assmt Hawk’s Point Cmnty Dev A	5.300	05/01/39	1,036,507
450	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	363,748
3,850	Highlands, FL Cmnty Dev Dist Spl Assmt (d)	5.550	05/01/36	2,052,358
7,000	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT)	7.375	07/01/40	7,000,000
11,500	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	11,600,740
2,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac	8.000	08/15/32	2,341,920

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$10,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625%	08/15/29	$10,111,500
1,765	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375	05/01/35	2,004,969
3,720	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	2,694,991
1,000	Islands at Doral NE Cmnty Dev	6.250	05/01/34	1,006,710
16,000	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07, 9/10/08, 8/13/09, and 4/01/10 Cost $15,238,832) (a)	6.250	09/01/27	16,321,920
3,190	Kendall Breeze Cmnty Dev Dist	6.625	11/01/33	3,637,429
2,090	Kendall Breeze Cmnty Dev Dist	6.700	11/01/23	2,336,599
1,425	Kendall Breeze West Cmnty Dev Dist FL Spl Assmt	5.875	05/01/34	1,400,732
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $2,250,000) (a)	6.375	01/01/43	2,214,923
1,000	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser A (d)	5.500	05/01/38	409,800
1,940	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser B (d)	5.250	05/01/13	795,012
8,250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B (d)	5.200	05/01/15	2,634,225

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$13,320	Landmark at Doral Cmnty Dev, Ser A (d)	5.500%	05/01/38	$4,253,076
4,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	3,627,225
8,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	7,075,360
5,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	4,547,100
5,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	4,352,550
8,395	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A	6.750	09/01/28	7,120,975
2,715	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,721,706
2,265	Meadow Woods Cmnty Dev Dist FL, Ser A	6.050	05/01/35	1,200,291
100	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	100,044
7,500	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $7,243,444) (a)	6.750	11/15/29	7,694,250
12,345	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 9/09/08, 9/24/09 and 9/29/09 Cost $12,486,060) (a)	6.750	11/15/21	12,972,743

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800%	11/15/31	$3,512,852
16,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (c)	5.250	10/01/33	16,986,420
15,210	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (c)	5.000	07/01/30	16,265,574
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn Rols, Ser B (AGL Insd) (c)	5.250	05/01/26	5,495,450
10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn Rols, Ser B (AGL Insd) (c)	5.250	05/01/27	10,914,300
4,340	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	4,340,998
8,445	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	8,422,367
6,285	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	6,331,006
4,625	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	4,595,863
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,583,993
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	3,001,080
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	6.750	08/15/25	2,961,030
275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	283,547

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,083	North Springs, FL Impt Dist Spl Assmt Rev	7.000%	05/01/19	$1,083,986
2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000	08/01/32	2,529,550
2,765	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	2,778,051
4,080	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400	08/01/33	4,097,911
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,592,400
1,645	Oak Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	1,372,604
2,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	2,448,930
7,450	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	6,644,804
2,200	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	2,134,638
2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500	11/15/30	2,045,200
4,000	Orange Cnty, FL Hlth Fac Auth Rev Rfdg Hlthcare Orlando Lutheran	5.700	07/01/26	3,768,960

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$4,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600%	04/01/24	$4,006,800
2,500	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.750	04/01/34	2,500,575
245	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	246,585
1,935	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C	7.000	04/01/28	1,996,030
3,855	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250	10/01/31	3,906,079
810	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	820,733
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2	7.250	10/01/31	222,915
810	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	820,733
325	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5	7.250	10/01/31	329,306
2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (a)	7.000	10/01/25	2,615,562

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,185	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,185,000) (a)	7.000%	10/01/15	$1,224,046
410	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (d)	6.125	05/01/35	4
200	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A-1	6.125	05/01/35	201,752
391	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A-2 (i)	0.000/6.125	05/01/35	331,444
915	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser B (i)	0.000/5.125	05/01/17	884,210
9,035	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	8,320,512
4,795	Palm Coast Pk Cmnty Dev Dist FL Spl Assmt Rev	5.700	05/01/37	2,990,546
2,720	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A (d)	5.800	05/01/35	1,360,000
3,615	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	3,621,254
1,090	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.700	11/01/23	1,121,120
1,700	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.750	11/01/33	1,742,925
14,825	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	14,858,505
2,805	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,834,256
3,205	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	2,303,241

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,645	Pine Ridge Plantation Cmnty, Ser A	5.400%	05/01/37	$1,071,257
7,315	Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $6,993,214) (a)	7.250	09/01/31	5,897,182
5,580	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwater Proj	6.250	06/01/34	5,715,761
7,025	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	7,027,248
840	Poinciana West Cmnty Dev Dist	5.875	05/01/22	797,765
1,495	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000	05/01/37	1,375,116
5,920	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C	6.750	07/01/23	6,047,339
4,300	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	2,385,253
6,740	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	3,706,461
4,520	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	4,582,376
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Ret, Ser A	5.625	08/01/34	5,268,509
7,850	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	6,251,112
8,500	Sarasota Natl Cmnty Dev Dist FL Spl Assmt (d)	5.300	05/01/39	2,079,100
2,715	Sausalito Bay Cmnty Dev Dist FL Spl Assmt	6.200	05/01/35	2,730,584
5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.500	10/01/24	5,292,916

Invesco Van Kampen High Yield Municipal Fund
schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,700	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875%	05/01/35	$1,771,902
4,785	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	4,824,763
1,825	Silver Palms Cmnty Dev Dist	5.900	05/01/34	1,815,620
5,000	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	1,623,500
1,300	South Dade Venture Cmnty Dev	6.125	05/01/34	1,307,449
4,380	South Dade Venture Cmnty Dev	6.900	05/01/33	4,441,495
2,115	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	2,170,328
3,995	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/34	4,067,749
1,410	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,082,697
4,000	Saint Johns Cnty, FL Indl Dev Auth Rev Presbyterian Retirement, Ser A	6.000	08/01/45	4,151,080
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,466,505
2,870	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	2,161,598
4,775	Stonegate Cmnty Dev Dist FL Spl Assmnt Rev	8.125	05/01/39	5,192,526
3,545	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	1,607,799
11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	11,900,769
13,440	Tampa Bay Wtr FL Util Sys Rev Rfdg & Impt, Ser A (NATL Insd) (c)	6.000	10/01/29	17,266,502
985	Tolomato Cmnty, Dev Dist FL, Ser A	5.250	05/01/39	682,034

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550%	05/01/27	$1,602,660
14,200	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	10,647,444
11,830	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	8,174,057
1,055	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.500	05/01/23	1,072,713
1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.750	05/01/33	1,747,568
4,895	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800	05/01/39	2,508,345
3,675	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.250	05/01/37	2,469,894
2,745	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	2,275,495
3,315	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99 and 9/07/2000, Cost $3,313,806) (a)	6.750	05/01/20	3,323,553
7,740	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A-1	5.875	05/01/38	7,253,386
4,010	Venetian Isles, FL, Ser A	6.750	05/01/33	4,061,288
4,450	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	4,467,355
10,245	Village Cmnty Dev Dist No 8 FL Spl Assmt Rev	6.375	05/01/38	10,527,864
1,820	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750	05/01/34	1,996,667

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,645	Waterlefe Cmnty Dev Dist FL (d)	8.125%	10/01/25	$23,276
9,600	West Vlg Impt Dist FL Rev	5.500	05/01/38	4,994,304
3,820	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	1,780,044
1,915	Winter Garden Vlg at Fowler Groves Cmnty Dev Dist FL Spl	5.650	05/01/37	1,863,429
7,825	World Comm Cmnty Dev Dist, Ser A (d)	6.500	05/01/36	2,601,265
2,765	World Comm Cmnty Dev Dist, Ser A-1 (d)	6.250	05/01/22	923,759
1,595	World Comm Cmnty Dev Dist, Ser A-2	6.125	05/01/35	1,431,959

				752,216,185

	Georgia 2.1%
5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375	05/15/29	5,019,945
1,490	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	1,609,751
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,315,300
8,000	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	8,365,440
1,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	1,525,230
3,140	Atlanta, GA Tax Alloc Princeton Lakes Proj (Acquired 3/10/06, 4/10/07 and 4/11/07, Cost $3,140,000) (a)	5.500	01/01/31	2,914,988

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$5,610	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT) (d)	6.750%	07/01/30	$4,132,494
6,000	Atlanta, GA Wtr & Wastewater Rev, Ser A	6.250	11/01/34	6,885,600
1,000	Cartersville, GA Dev Auth Waste & Wastewater Fac Rev Anheuser Busch Proj Rfdg (AMT)	5.950	02/01/32	1,015,880
6,750	Clayton Cnty, GA Dev Auth Spl Fac Rev Delta Airl, Ser B (AMT)	9.000	06/01/35	7,275,082
3,395	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625	12/01/33	3,493,082
4,790	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	6.900	07/01/19	3,619,468
8,310	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	6,279,285
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	2,268,325
1,000	Private Colleges & Univ Auth GA Mercer Hsg Corp Proj, Ser A	6.000	06/01/21	1,014,460
28,830	Private Colleges & Univ Auth GA Rev Emory Univ, Ser C (c)	5.250	09/01/39	32,142,567
5,860	Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctf (d)	6.000	10/01/25	3,121,153

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$3,225	Richmond Cnty, GA Dev Auth Environmental Impt Rev Intl Paper Co Proj, Ser A	5.150%	03/01/15	$3,370,415
1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000	02/01/25	1,017,220
7,500	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	7,273,950
855	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	6.250	01/01/12	861,421
2,245	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	6.850	01/01/19	2,315,291
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	945,052
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,711,940
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A (d)	6.000	10/01/25	11,017,245

				124,510,584

	Hawaii 1.1%
5,000	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600	07/01/33	5,032,050
3,530	Hawaii St Dept Budget & Fin Spl Purp Rev 15 Craigside Proj, Ser A	9.000	11/15/44	4,109,626
8,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co-subsidary	6.500	07/01/39	8,914,240

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400%	11/15/17	$5,713,877
4,450	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	4,826,870
19,600	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	21,055,300
12,000	Honolulu, HI City & Cnty, Ser A (c)	5.250	04/01/29	13,789,560
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300	07/01/22	5,074,500

				68,516,023

	Idaho 0.1%
7,640	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $7,646,668) (a)(d)	7.500	11/01/24	297,960
8,355	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/37	7,371,282

				7,669,242

	Illinois 10.2%
4,590	Annawan, IL Tax Increment Rev Patriot Renewable Fuels LLC Proj	5.625	01/01/18	3,600,121
3,749	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj	6.625	03/01/33	3,008,123
2,510	Aurora, IL Tax Increment Rev East River Area Tif No. 6, Ser A	6.750	12/30/27	2,554,427

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$4,265	Aurora, IL Tax Increment Rev River City Tif No. 3, Ser B	6.500%	12/30/23	$4,338,529
5,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	4,397,400
6,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	3,816,480
2,000	Bolingbrook, IL Spl Svc Area No 1 Spl Tax Forest City Tax Proj	5.900	03/01/27	1,708,360
5,788	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	6,073,696
910	Bolingbrook, IL Unrefunded Balance Cap Apprec, Ser B (NATL Insd)	*	01/01/29	332,059
845	Bolingbrook Ill Sales Tax Rev Bolingbrook	5.750	01/01/15	592,860
4,500	Bolingbrook Ill Sales Tax Rev Bolingbrook	6.000	01/01/26	2,701,710
4,000	Bradley, IL Rev Tax Increment Bradley Com	6.100	01/01/27	3,718,480
10,000	Chicago, IL Brd Ed Dedicated, Ser B (AGM Insd) (c)	5.000	12/01/25	10,733,400
13,050	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (c)	5.000	12/01/32	13,636,467
3,435	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj	7.460	02/15/26	3,442,935
14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (c)	5.000	01/01/33	14,503,020
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	51,378

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$32,500	Chicago, IL, Ser A (c)	5.250%	01/01/33	$34,876,725
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.625	12/01/22	4,025,120
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	3,976,680
1,200	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250	01/01/14	1,201,848
20,000	Cook County, IL Cap Impt, Ser B (NATL Insd) (c)	5.000	11/15/29	21,086,600
4,858	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12)	6.875	03/01/32	5,403,553
3,439	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 5/02/06, Cost $3,413,851) (a)	5.500	03/01/17	2,145,420
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (d)	5.850	05/01/26	499,830
6,625	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (d)	6.000	05/01/41	3,311,374
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1	5.375	03/01/16	1,358,775
320	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (g)	7.375	03/01/11	329,914
4,245	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	4,486,413

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$4,000	Godfrey, IL Rev Utd Methodist Vlg, Ser A	5.875%	11/15/29	$2,266,200
4,230	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	1,903,923
6,945	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	3,125,944
7,770	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	3,497,277
5,950	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg	6.550	11/15/29	5,554,206
10,355	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Cent IL, Ser C-1 (b)	5.950	08/15/26	10,364,009
575	Illinois Fin Auth Rev Bond Anticipation Note Greenfields, Ser A (e)	*	02/15/12	568,094
1,500	Illinois Fin Auth Rev Bond Anticipation Note Tallgrass (e)	*	02/15/12	1,507,980
6,000	Illinois Fin Auth Rev Cap Apprec Clare Wtr Tower Rfdg, Ser B	*	05/15/50	77,760
5,575	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	5,400,893
2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	2,643,239
14,950	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	10,451,694
1,400	Illinois Fin Auth Rev Clare Wtr Tower, Rfdg Ser A-6	6.000	05/15/28	1,008,238

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$12,600	Illinois Fin Auth Rev Clare Wtr Tower, Ser A-7	6.125%	05/15/41	$8,422,974
2,450	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	2,450,539
17,515	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	17,288,356
4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250	08/15/40	4,236,795
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,706,760
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,573,670
2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000	05/15/34	2,123,450
7,400	Illinois Fin Auth Rev Friendship Vlg of Schaumburg	7.250	02/15/45	7,734,036
1,000	Illinois Fin Auth Rev Friendship Vlg of Schaumburg, Ser A	5.375	02/15/25	894,680
15,000	Illinois Fin Auth Rev Greenfields Geneva, Ser A	8.250	02/15/46	15,028,200
4,000	Illinois Fin Auth Rev IL Inst of Technology	7.125	02/01/34	4,519,240
7,000	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/36	6,309,380
2,630	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	2,272,267
4,500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	4,276,215
19,325	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	17,107,070
3,000	Illinois Fin Auth Rev Lutheran Oaks Proj, Ser A	6.000	08/15/26	2,708,940

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$9,000	Illinois Fin Auth Rev Lutheran Oaks Proj, Ser A	6.000%	08/15/39	$7,760,880
1,000	Illinois Fin Auth Rev Montgomery Place Proj	5.500	05/15/26	918,980
8,850	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	7,657,462
2,000	Illinois Fin Auth Rev Norwegian Amern Hosp Inc	7.625	09/15/28	1,938,160
3,000	Illinois Fin Auth Rev Norwegian Amern Hosp Inc	7.750	09/15/38	2,952,690
6,250	Illinois Fin Auth Rev Pk Place Elmhurst, Ser A	8.125	05/15/40	6,210,625
14,000	Illinois Fin Auth Rev Pk Place Elmhurst, Ser A	8.250	05/15/45	14,015,680
11,300	Illinois Fin Auth Rev Provena Hlth, Ser A	7.750	08/15/34	13,386,319
2,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Group, Ser A	6.250	08/15/35	2,371,650
11,000	Illinois Fin Auth Rev Rfdg Silver Cross Hosp & Med	5.500	08/15/30	10,881,530
22,235	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	25,602,046
10,250	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	9,941,577
13,875	Illinois Fin Auth Rev Silver Cross & Med Ctrs	6.875	08/15/38	15,137,764
3,880	Illinois Fin Auth Rev Silver Cross & Med Ctrs	7.000	08/15/44	4,242,896
5,000	Illinois Fin Auth Rev Temps 65 Greenfields, Ser C-2	6.750	02/15/16	5,006,600

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$8,000	Illinois Fin Auth Rev Temps 75 PK Pl Elmhurst, Ser D-1	7.250%	08/15/16	$8,065,440
1,320	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,328,052
2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	6.625	08/15/24	2,337,400
3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	7.000	08/15/29	3,263,300
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	1,255,537
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	5,085,400
650	Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys, Ser A (Prerefunded @ 7/01/11)	6.000	07/01/21	679,880
1,000	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	924,530
4,500	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	4,121,865
6,750	Illinois Hlth Fac Auth Rev Saint Benedict, Ser 2003-A (d)	6.900	11/15/33	2,582,550
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,650,371
5,537	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $6,631,988) (a)	8.800	06/15/18	5,581,554
29,000	Illinois St Toll Hwy Auth Rev, Ser B (c)	5.500	01/01/33	32,353,850

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$80	Lake, Cook, Kane & McHenry Cntys, IL Cmnty Unit Sch Dist No 22 (NATL Insd)	5.750%	12/01/19	$80,991
1,360	Loves Pk, IL Rev Hoosier Care Proj, Ser A	7.125	06/01/34	1,326,095
4,308	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	4,201,162
3,837	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	3,889,682
5,622	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	5,649,098
2,795	Minooka, IL Spl Assmt Impt Praire Ridge Proj	6.875	03/01/33	2,294,975
3,243	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	3,399,864
7,134	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	6,766,528
5,432	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	5,083,157
5,235	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	4,552,251
4,170	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	4,212,451
5,615	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	2,930,469

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,370	Quad Cities Reg Econ Dev Auth IL Multi-Family Hsg Heritage Woods Moline Slf Proj (AMT)	6.000%	12/01/41	$1,140,237
2,095	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	2,760,519
4,930	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13)	6.750	03/01/33	5,652,985
3,654	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700	03/01/33	4,185,401
3,045	Saint Charles, IL Spl Svc Area No 21	6.625	03/01/28	3,044,574
890	Sterling, IL Rev Hoosier Care Proj, Ser A	7.125	06/01/34	867,812
4,000	Upper IL Riv Vy Dev Auth Multi-Family Hsg Rev Living Springs McHenry Slf Proj (AMT)	6.100	12/01/41	3,442,200
3,842	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	3,213,833
2,295	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.000	06/01/33	2,216,327
4,700	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.050	06/01/37	4,599,749
9,225	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	8,806,370

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,500	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	$2,395,125
3,405	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj	6.000	01/01/26	2,077,595
385	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj	6.000	01/01/27	230,446
5,637	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj	6.875	03/01/33	5,729,278
2,709	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,709,000) (a)	6.875	03/01/33	2,251,992
5,595	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	3,208,621
4,450	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	4,206,229
3,360	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000	03/01/36	2,713,570

				616,317,900

	Indiana 1.2%
1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375	10/01/26	1,593,645
3,100	Crown Point, IN Econ Dev Rev Wittenberg Vlg Proj, Ser A	8.000	11/15/29	3,210,329

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$9,000	Crown Point, IN Econ Dev Rev Wittenberg Vlg Proj, Ser A	8.000%	11/15/39	$9,203,850
805	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	806,264
13,035	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	13,435,826
1,500	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.250	03/01/25	1,583,850
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A	6.400	05/15/24	2,968,836
4,005	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A	7.125	06/01/34	3,905,156
5,000	Indiana St Fin Auth Environmental Rev Impt US Steel Corp Rfdg	6.000	12/01/26	5,315,400
7,000	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (AMT)	5.100	01/15/17	7,526,820
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A (d)	7.250	07/01/33	1,871,850
3,643	Portage, IN Spl Impt Dist Rev Marina Shores Proj (d)	6.375	03/01/35	1,970,717
175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/10	171,162
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/11	122,259

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/12	$109,045
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/13	100,974
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/14	89,930
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/15	83,286
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	12/30/16	77,136
8,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.700%	09/01/37	7,619,600
6,780	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.750	09/01/42	6,457,001
4,525	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.800	09/01/47	4,301,148

				72,524,084

	Iowa 1.0%
2,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/28	2,167,080
5,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	5,261,800
5,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	5,773,625

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$3,635	Des Moines, IA Multi-Family Hsg Rev Rfdg Lutheran Pk Apts Inc, Ser A (Acquired 4/05/07, Cost $3,635,000) (a)	5.300%	12/01/36	$3,013,597
2,245	Des Moines, IA Sr Hsg Rev Lutheran Pk Apts Inc Proj	6.250	12/01/34	2,031,411
345	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/26	311,262
615	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/39	533,445
3,100	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/26	2,796,851
5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/39	4,857,384
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,679,100
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	2,342,890
7,600	Iowa Fin Auth Hlthcare Fac Rev Westn Home Proj	7.500	11/01/39	7,904,912
2,000	Iowa Fin Auth Hlthcare Fac Rev Westn Home Proj	7.500	11/01/39	2,057,620
350	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.450	11/01/26	332,304
2,000	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.550	11/01/41	1,761,740
7,800	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	6,745,908
2,500	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Inc Proj	6.150	10/01/36	2,218,175

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$3,480	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Inc, Ser C	6.000%	04/01/37	$2,771,959
4,955	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A	5.300	04/01/37	3,860,044
2,000	Pottawattamie Cnty, IA Rev Rfdg Christian Homes Inc, Ser E	5.750	05/15/31	1,871,320
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,270,950

				61,563,377

	Kansas 0.1%
500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj	7.125	05/15/29	523,095
1,500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj	7.250	05/15/39	1,552,545
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	980,620
5,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	5,105,870
19	Overland Pk, KS Trans Dev Dist Spl Assmt Grass Creek Proj	5.125	09/01/28	15,529

				8,177,659

	Kentucky 0.2%
9,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	9,699,390

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana 1.4%
$4,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500%	12/01/18	$4,693,624
14,685	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	8,078,218
3,085	Louisiana Loc Govt Environmental Fac & Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj	7.375	09/01/33	2,092,216
8,000	Louisiana Loc Govt Environmental Fac & Cmnty Westlake Chem Corp, Ser A	6.500	08/01/29	8,361,520
3,085	Louisiana Loc Govt Environmental Fac & Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj	7.375	09/01/33	2,092,216
19,500	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (e)	6.375	12/01/34	19,132,035
2,500	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/20	2,340,150
2,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/28	1,678,720
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,996,520
2,239	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $2,239,000) (a)	5.750	10/30/18	2,171,904
3,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-2 (AGL Insd)	6.000	01/01/23	3,541,440
15,380	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	15,409,991

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700%	11/15/28	$1,875,400
12,210	Tobacco Settlement Fin Corp, Ser 2001-B	5.875	05/15/39	12,250,903

				84,622,641

	Maryland 1.7%
2,250	Anne Arundel Cnty, MD Spl Oblig Natl Business Pk North Proj	6.100	07/01/40	2,299,838
1,747	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,747,611
10,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	10,396,500
18,300	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	13,585,005
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,500,660
10,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	9,918,600
935	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser B	6.250	07/01/30	935,056
6,210	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,442,879
1,310	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340	07/01/24	1,239,273
3,795	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	4,015,376

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000%	12/01/31	$3,766,100
1,500	Maryland St Econ Dev Corp Sr Lien Proj Chesapeake Bay, Ser B	5.250	12/01/31	1,169,715
2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750	04/01/23	2,094,540
3,050	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	2,277,588
4,475	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	3,848,097
4,530	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	4,568,097
1,500	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Christian Academy	5.500	07/01/38	645,045
17,605	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	18,203,922
6,370	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $6,370,000) (a)	6.400	09/01/28	5,340,098
1,280	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B	6.700	07/01/27	1,302,707

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000%	07/01/32	$4,480,600
4,000	Salisbury, MD Spl Oblig Vlg At Aydelotte Farm Proj	5.250	01/01/37	2,538,720
2,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	1,882,540
2,500	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	2,299,250

				105,497,817

	Massachusetts 4.1%
1,740	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,739,861
4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000	07/01/28	4,287,682
1,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A	7.750	06/01/39	1,066,810
2,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A	7.875	06/01/44	2,136,740
14,100	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1	7.250	06/01/16	14,244,102
1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/18	1,543,755
3,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	3,602,095

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,815	Massachusetts St Dev Fin Agy Criterion Child Enrichment	6.750%	01/01/34	$5,859,485
635	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr	6.250	12/01/13	625,881
7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr	6.750	12/01/33	6,851,847
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	2,071,100
850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125	07/01/24	777,776
595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750	07/01/18	595,125
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	5,110,996
600	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	600,036
1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	1,350,425
1,490	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13)	6.750	06/01/20	1,681,316
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	232,245
500	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	461,575

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250%	07/01/34	$4,159,016
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,518,945
6,070	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc	6.375	07/01/29	5,768,564
7,225	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	6,626,987
1,375	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	1,012,880
7,670	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	7,427,935
10,351	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt (d)	5.750	10/01/31	104
3,850	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000	04/15/39	4,437,202
2,755	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue	7.500	09/01/30	2,752,162
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	739,634
2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750	07/01/28	2,469,600
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	10,087,187

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750%	07/01/16	$5,254,200
9,480	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A	6.875	01/01/29	9,496,021
2,900	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	3,493,833
23,660	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser A (c)	5.500	11/15/36	27,698,289
3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250	10/01/23	3,351,307
1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375	10/01/28	1,336,080
4,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750	10/01/33	4,781,683
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A	5.625	07/01/29	6,701,078
19,005	Massachusetts St Hlth & Ed Fac Auth Rev Mass Institute Tech, Ser K (c)	5.500	07/01/32	24,414,964
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	1,750,160
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.375	07/01/34	2,340,805

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$5,765	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850%	01/15/18	$5,730,525
5,150	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	4,847,283
820	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	819,967
4,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	3,606,840
825	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	825,487
32,040	Massachusetts St Rfdg, Ser A (AMBAC Insd) (c)	5.500	08/01/30	40,932,702

				249,220,292

	Michigan 1.9%
2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/28	1,975,860
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,838,093
1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/18	1,000,980
6,215	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	6,078,270
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	2,088,998

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250%	11/01/31	$1,820,497
5,500	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	5,553,790
7,700	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	7,684,215
1,975	East Lansing, MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills, Ser B-1	5.250	07/01/37	1,571,962
1,000	Gaylord, MI Hosp Fin Auth Ltd Oblig Rev Otsego Mem Hosp Rfdg	6.500	01/01/31	909,900
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,476,681
3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/33	2,866,260
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/40	3,153,472
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,478,792
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,761,289
2,350	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	2,003,657

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$1,250	Kalamazoo, MI Econ Dev Corp Rev Rfdg Ltd Oblig Heritage Cmnty	5.125%	05/15/37	$982,487
3,000	Michigan St Strategic Fd Ltd Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	3,019,800
15,750	Michigan St Strategic Fd Ltd Oblig Rev Adj Dow Chemical Rfdg, Ser B-2	6.250	06/01/14	17,739,540
7,200	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	7,245,000
2,325	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,328,999
3,205	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	2,977,573
15,000	Michigan St Univ Rev Rfdg, Ser C (c)	5.125	02/15/44	16,487,250
4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (d)	6.000	08/01/23	45
3,000	Star Intl Academy MI Ctf Partn	8.000	03/01/33	3,186,990
11,620	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (f)	7.500/3.750	04/01/33	5,711,114
3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (f)	7.875/3.938	04/01/22	1,725,354
7,500	Western Michigan Univ Rev Gen (AGM Insd) (c)	5.000	11/15/28	8,072,550

				113,739,418

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota 3.9%
$7,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750%	02/01/31	$7,277,900
3,445	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg	5.550	09/01/42	3,135,019
2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,936,740
2,500	Apple Valley Minn Hsg & Health Ecumen — Seasons At Apple Vy	6.750	03/01/40	2,575,000
7,250	Brooklyn Park, MN Lease Rev Prairie Seeds Academy Proj, Ser A	9.250	03/01/39	8,199,315
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,553,598
2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500	09/01/33	1,827,360
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	2,417,270
3,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	2,894,610
5,400	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	4,977,774
5,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	4,015,350

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000%	11/01/28	$2,947,650
5,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	5,319,600
16,000	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	16,182,400
840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000	08/01/24	804,821
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,406,171
300	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	6.000	06/15/12	310,080
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,586,900
7,130	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	7,330,709
4,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	4,732,380
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,858,903
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	909,050
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,912,970

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875%	12/01/29	$814,688
5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	5,455,071
7,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	7,206,253
1,400	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.600	08/01/26	1,352,750
3,100	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.700	08/01/40	2,839,104
1,000	Minneapolis, MN Tax Increment Rev Ivy Tower Proj	5.700	02/01/29	718,340
1,060	Minnesota Agric & Econ Dev Evangelical	6.625	08/01/25	1,082,790
7,270	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	6,677,931
4,300	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000	06/01/41	4,193,532
8,500	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	8,707,315
850	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.250	07/01/26	770,805

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,340	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.450%	07/01/41	$2,000,653
5,000	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	4,816,550
2,000	Oak Park Heights, MN Hsg Rev Hsg Oakgreen Commons Proj	7.000	08/01/45	2,032,680
3,500	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	3,467,800
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,821,476
7,500	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400	06/01/41	6,884,775
1,100	Pine City, MN Lease Rev Lakes Intl Language Academy, Ser A	6.250	05/01/35	1,041,799
2,850	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	2,863,708
4,825	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	4,428,916
935	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.625	12/01/23	960,301
2,720	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875	12/01/33	2,755,850
7,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	6,883,030

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$400	Saint Paul, MN Hsg & Redev Auth Hmong Academy Proj, Ser A	5.750%	09/01/26	$374,580
2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750	12/01/33	2,320,429
5,360	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	5,359,410
2,000	Saint Paul, MN Hsg & Redev Auth Lease Rev Hmong Academy Proj, Ser A	6.000	09/01/36	1,844,820
2,185	Saint Paul, MN Hsg & Redev Auth Lease Rev Hope Cmnty Academy Proj	6.250	12/01/33	1,979,370
3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500	12/01/31	3,589,880
1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000	12/01/32	1,614,976
1,900	Saint Paul, MN Hsg & Redev Auth LSE Rev Higher Ground Academy Proj	8.500	12/01/38	2,050,309
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A	7.250	11/01/26	4,106,016
7,590	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	6,705,234
1,000	Saint Paul, MN Hsg & Redev Auth Rfdg Marian Ctr Proj A	5.300	11/01/30	914,080

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250%	10/01/42	$1,671,660
3,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	3,116,280
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,702,601
1,250	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.875	05/01/30	1,229,150
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	1,669,060
7,000	Sauk Rapids, MN Hlthcare & Hsg Fac Rev Good Shepherd Lutheran Home	7.500	01/01/39	7,368,200
1,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.375	12/01/24	807,110
5,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	3,857,750
4,470	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	4,472,905
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,650,050
4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875	09/01/29	4,461,885

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,000	Winona, MN Hlthcare Winona Hlth, Ser A	6.000%	07/01/34	$1,011,130

				233,764,572

	Mississippi 0.5%
1,595	Mississippi Business Fin Corp Air Cargo Rev Bd, Ser 2004 (AMT)	7.250	07/01/34	1,363,821
7,920	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	7,920,554
4,350	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	3,967,809
4,600	Mississippi Home Corp Rev Cleveland Pers Care, Ser 6A (AMT)	6.250	12/01/35	3,933,782
5,745	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT) (f)	6.125/3.125	04/01/37	3,465,212
7,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT) (f)	6.800/3.400	11/01/37	3,850,000
1,965	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250	12/01/31	1,891,804
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	1,003,790
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,942,140

				29,338,912

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 2.9%
$1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000%	05/01/22	$1,009,270
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	4,750,238
1,000	Arnold, MO Real Ppty Tax Arnold Triangle Redev Proj, Ser A	7.750	05/01/28	1,083,710
4,055	Arnold, MO Sales Tax Increment Rev Arnold Triangle Redev Proj, Ser B	6.500	05/01/20	4,389,740
3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500	10/01/22	3,581,892
1,455	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/22	1,216,380
1,500	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/27	1,158,780
28,600	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	16,435,276
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,688,720
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	246,066
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	32,687
3,000	Carthage, MO Hosp Rev	5.875	04/01/30	2,688,450
14,255	Carthage, MO Hosp Rev	6.000	04/01/38	12,170,776

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$130	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500%	02/01/35	$130,676
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	1,714,242
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A	6.750	04/01/33	2,315,910
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg	6.200	06/01/29	2,564,134
1,925	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	2,075,304
4,550	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	5,047,042
1,920	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj	5.000	04/01/17	1,832,794
3,275	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	3,115,540
1,260	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	1,220,650
2,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	1,932,320

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$5,500	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500%	01/01/35	$5,113,625
323	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT)	6.950	04/15/15	330,755
2,375	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT)	7.250	10/15/38	2,095,130
125	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT)	7.550	06/15/12	127,756
990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT)	7.550	06/15/22	1,004,236
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT)	7.550	06/15/35	3,450,683
5,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	4,990,800
2,503	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT)	6.450	05/01/40	2,179,512
5,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.000	05/15/29	5,172,800

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.250%	05/15/39	$2,643,075
23,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.250	05/15/45	23,785,910
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	1,053,470
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,564,350
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	3,620,203
2,220	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/22	2,389,630
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,382,050
2,715	Osage Beach, MO Tax Increment Prewitts Point Proj	6.750	05/01/23	2,722,683
7,750	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	7,505,333
4,600	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625	11/15/35	5,449,482
3,270	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	2,961,770

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$6,030	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$5,377,976
7,480	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99 and 9/02/09 Cost $7,053,980) (a)	6.500	12/01/28	7,479,776
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	5,521,712

				175,323,314

	Montana 0.0%
1,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.000	05/15/25	930,630
2,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.125	05/15/36	1,758,440

				2,689,070

	Nebraska 0.2%
5,000	Gage Cnty, NB Hosp Auth No 1 Hlthcare Fac Rev Beatrice Cmnty Hosp & Hlth, Ser B	6.500	06/01/30	5,200,650
5,000	Gage Cnty, NB Hosp Auth No 1 Hlthcare Fac Rev Beatrice Cmnty Hosp & Hlth, Ser B	6.750	06/01/35	5,194,650

				10,395,300

	Nevada 1.4%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,830,080

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$5,100	Clark Cnty, NV Assisted Living Homestead Boulder City Proj	6.500%	12/01/27	$5,106,579
1,865	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100	08/01/18	1,870,390
2,575	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.375	08/01/23	2,544,770
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	11,188,993
24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (c)	5.000	06/15/24	27,305,557
8,000	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier (d)	7.375	01/01/40	16,000
915	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	896,480
3,095	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	3,056,436
7,195	Henderson, NV Loc Impt Dist No T 18	5.300	09/01/35	3,549,365
965	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.000	06/01/19	920,697
1,350	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	1,236,843
10,800	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	8.000	06/15/30	12,834,720
245	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	253,222
2,650	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	2,222,608
5,425	Reno, NV Redev Agy Tax Alloc Sub Lien, Ser C	5.400	06/01/27	4,260,958

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$4,160	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625%	12/01/22	$4,012,653
935	Sparks, NV Loc Impt Dist Ltd Oblig Dist No 3	6.500	09/01/20	946,024
2,000	Sparks, NV Loc Impt Dist Ltd Oblig Dist No 3	6.750	09/01/27	1,970,240

				87,022,615

	New Hampshire 0.4%
3,700	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College	6.125	03/01/19	3,702,590
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,767,219
1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/23	1,598,966
6,290	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	6,324,784
1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500	07/01/25	1,057,574
2,650	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	2,654,717
1,565	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $1,531,509) (a)	7.750	06/01/14	1,564,734
3,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	3,151,770

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$4,000	New Hampshire St Business Fin Auth Rev First Mtg Huggins Hosp	6.875%	10/01/39	$4,135,720
140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900	07/01/28	140,133

				26,098,207

	New Jersey 2.7%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	2,029,540
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,557,340
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	3,482,430
5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250	07/01/33	5,658,364
2,000	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.700	10/01/17	2,000,340
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	2,257,762
600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350	11/01/30	619,470
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,438,080
750	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.300	11/01/26	678,788

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$900	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.375%	11/01/36	$761,247
6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750	04/01/33	6,376,560
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,330,187
3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/31	3,724,525
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,052,520
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	2,051,540
2,880	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	2,954,909
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875	07/01/28	1,503,120
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,485,825
710	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.750	01/01/25	674,067
1,230	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.875	01/01/37	1,085,856
1,560	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	1,561,544

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$985	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A	7.500%	04/01/15	$830,012
2,100	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT)	6.125	06/01/18	1,811,061
605	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT)	6.750	07/01/19	565,451
2,000	New Jersey Econ Dev Auth Rev Rfdg First Mtg Winchester, Ser A	5.800	11/01/31	2,030,820
6,395	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	5,835,374
21,760	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/19	21,412,058
25,765	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/29	25,028,121
7,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	6,501,810
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	954,140
323	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (d)	6.000	07/01/13	3
428	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (d)	6.500	07/01/23	4

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$2,496	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (d)	6.625%	07/01/36	$25
1,130	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg	7.250	07/01/14	1,073,737
11,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	11,973,819
4,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000	07/01/27	4,024,000
9,065	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.500	06/01/23	8,551,740
1,365	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.625	06/01/26	1,174,105
10,800	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/29	8,925,228
21,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	14,446,110

				165,421,632

	New Mexico 0.7%
1,300	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F	7.250	10/15/22	1,326,923
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	1,364,501
1,505	Cabezon Pub Impt Dist NM Spl Leverage Rev	6.000	09/01/24	1,427,251
10,000	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser C	5.900	06/01/40	10,412,700
4,540	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT)	6.850	12/01/31	4,477,893

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$2,175	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A	7.500%	12/01/30	$2,223,394
6,000	New Mexico St Hosp Equip Ln Council First Mtg Rev La Vida Llena Proj, Ser A	6.125	07/01/40	6,166,620
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Rehoboth Proj Rfdg, Ser A	5.250	08/15/26	1,682,000
2,500	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized)	7.125	12/15/27	2,500,775
3,170	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT)	7.250	12/01/31	3,182,078
3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625	05/15/25	3,226,600
1,500	Ventana West Pub Impt Dist NM	6.875	08/01/33	1,370,595

				39,361,330

	New York 6.0%
2,240	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A	7.000	06/15/36	2,291,229
195	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (g)	7.750	11/15/10	197,800
1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	1,025,700
8,660	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	8,118,750

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,310	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250%	12/01/23	$1,299,376
3,890	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/31	1,106,510
8,500	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/32	2,296,870
3,915	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/33	970,920
2,000	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/34	458,640
23,805	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/44	2,455,486
27,410	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/45	2,582,296
9,700	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/46	832,066
6,020	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	6,083,511
4,195	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A	6.875	05/01/33	4,197,769
805	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A (Prerefunded @ 5/01/13)	6.875	05/01/33	930,604

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750%	05/01/23	$1,986,320
1,920	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	1,982,035
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,627,289
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	961,360
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	2,833,600
29,500	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	29,870,520
15,550	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	15,132,016
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,750,220
2,650	New York City Indl Dev Agy Civic Fac Rev Spl Pl Inc Proj, Ser A	7.000	01/01/33	2,650,212
41,680	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	41,832,132
16,960	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	16,989,002

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800%	06/01/28	$5,289,350
5,000	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/26	5,025,250
4,075	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/39	3,842,358
19,220	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/46	18,025,861
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	7,501,050
5,000	New York Liberty Dev Corp Rev 2nd Priority Bk American Rfdg	6.375	07/15/49	5,373,500
2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a) (d)	6.125	02/15/19	25
2,125	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	2,200,522
7,275	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.250	12/01/37	7,424,356
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	10,844,673
4,695	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	4,812,751

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500%	07/01/23	$4,121,680
2,500	New York St Energy Resh & Dev Reg Ribs (j)	11.972	04/01/20	2,595,000
15,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)	5.000	06/15/30	16,171,350
20,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)	5.000	06/15/34	21,817,000
8,405	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)	5.125	06/15/38	9,207,005
15,000	New York St Urban Dev Corp Rev St Pers Income Tax, Ser B-1 (c)	5.000	03/15/36	16,767,150
1,190	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,190,571
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	3,766,080
75	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B	7.000	02/01/12	75,112
13,650	Port Auth NY & NJ Cons 144th (c)	5.000	10/01/35	14,589,120
9,270	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (AMT) (b)(e)	6.625	10/01/35	9,390,881
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	834,700

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (e)	5.500%	01/01/37	$2,687,510
1,945	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	1,855,024
2,210	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/20	2,256,520
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	2,041,580
7,840	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	6,486,424
4,270	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children	7.500	06/01/32	4,265,431
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,364,189
3,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	3,295,541
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,813,338
2,315	Utica, NY Indl Dev Agy Civic Utica College Civic Fac	6.750	12/01/21	2,386,950
5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	5,024,350

				359,804,435

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 0.9%
$1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900%	09/01/25	$1,016,360
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (AGM Insd) (c)	5.250	10/01/28	5,528,133
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (AGM Insd) (c)	5.250	10/01/36	8,468,480
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,093,650
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	6,820,170
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,335,700
2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625	04/01/31	2,613,300
7,150	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	6,018,655
9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500	07/01/32	11,152,335

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$9,650	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg at Brookwood Rfdg	5.250%	01/01/32	$8,001,201

				54,047,984

	North Dakota 0.2%
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	402,574
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	595,262
2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600	09/01/31	1,609,907
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,345,679
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,933,872
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	2,240,107
5,570	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	4,516,880

				12,644,281

	Ohio 2.8%
20,455	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.500	09/01/36	16,175,200
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,501,095

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900%	11/15/23	$4,049,240
12,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	12,631,025
33,105	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	28,330,928
2,250	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	1,997,550
11,860	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875	06/01/47	8,660,528
21,715	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	16,721,636
27,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	22,746,312
1,000	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	5.750	11/01/22	998,180
2,550	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	2,313,028
2,605	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.000	12/01/18	2,663,613
5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350	12/01/31	5,060,700

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750%	05/15/27	$1,292,643
5,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	4,690,500
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	3,438,292
3,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	3,247,300
1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT) (d)	7.750	10/01/21	599,481
1,500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg	6.500	08/15/20	1,517,040
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	1,010,980
500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625	08/15/30	505,195
2,000	Montgomery Cnty, OH Hlthcare & Multifamily Hsg Rev Rfdg & Impt St Leonard	6.375	04/01/30	2,053,940
5,000	Montgomery Cnty, OH Hlthcare & Multifamily Hsg Rev Rfdg & Impt St Leonard	6.625	04/01/40	5,144,200
7,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood	6.200	12/01/31	5,999,276

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$6,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750%	01/15/39	$6,483,060
876	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	801,925
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,671,020
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,463,430
1,670	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,603,451
2,250	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	2,127,690

				167,498,458

	Oklahoma 0.7%
3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625	10/01/37	3,109,003
4,000	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	4,291,480
2,470	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	2,439,817
5,500	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.000	11/15/38	5,132,545
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	3,254,685
7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125	12/01/36	6,941,044
5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375	07/01/21	5,208,150

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$3,000	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	7.250%	11/01/40	$3,060,060
7,480	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	7.250	11/01/45	7,577,315

				41,014,099

	Oregon 0.8%
690	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg	6.000	08/01/14	690,386
6,145	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg	6.875	08/01/28	5,978,286
1,600	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A	7.500	09/01/27	1,376,960
9,220	Gilliam Cnty, OR Solid Waste Disp Rev Waste Mgmt Proj Conv (AMT)	5.250	07/01/29	9,440,082
8,700	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03, 11/17/03 and 5/21/04, Cost $8,507,497) (a)	6.500	12/01/29	8,802,747
7,890	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT)	7.250	06/01/28	7,891,420
3,000	Warm Springs Reservation OR Confederated Tribes Pelton Round Butte Tribal, Ser B (Acquired 11/20/09, Cost $2,954,610) (a)	6.375	11/01/33	3,131,640

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oregon (continued)
$9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000%	12/01/34	$11,935,011

				49,246,532

	Pennsylvania 3.7%
910	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875	08/15/18	894,521
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	4,103,730
7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000	11/15/28	5,629,072
23,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	17,582,580
6,475	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT)	7.750	09/01/31	6,352,169
1,665	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,502,080
2,400	Allegheny Cnty, PA Indl Dev Auth Rev Environmental Impt US Steel Corp Rfdg	6.875	05/01/30	2,649,408
1,500	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,458,450
4,915	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	4,283,128
4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A (d)	7.000	01/01/34	3,447,189

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$5,850	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250%	01/01/35	$5,835,609
1,500	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac, Ser A	6.125	01/01/25	1,520,325
825	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	825,388
1,900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	1,863,710
3,800	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	3,507,666
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	1,010,610
2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	2,518,600
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,555,888
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,513,852
4,050	Chester Cnty, PA Indl Dev Auth Wtr Fac Rev Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	02/01/40	4,133,349
4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (d)	6.000	01/15/25	3,216,640

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$8,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000%	01/01/25	$7,186,580
2,500	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	2,269,900
3,800	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	3,459,216
8,500	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	7,840,485
4,730	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	4,729,527
2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	2,244,264
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Anne’s Home	6.625	04/01/28	986,660
1,200	Lehigh Cnty, PA Gen Purp Auth First Mtg Bible Fellowship Church	7.625	11/01/21	1,240,680
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc	7.750	11/01/33	3,076,140
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A	6.000	12/15/23	2,906,340
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.000	11/01/18	2,649,780

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$10,085	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.000%	11/01/23	$7,773,417
3,585	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.200	11/01/14	3,244,282
2,355	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	2,141,613
4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	3,243,720
8,275	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	7,456,685
2,775	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	2,778,552
1,085	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.000	02/01/21	1,035,654
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,322,340
19,755	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	16,839,162
1,535	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy	7.750	09/01/14	1,538,085
1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,618,304
3,350	Northeastern, PA Hosp & Ed Auth Hlthcare Rev	7.125	10/01/29	3,352,881

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,575	Northeastern, PA Hosp & Ed Auth Hlthcare Rev Oakwood Ter Proj (e)	6.500%	10/01/32	$1,483,634
2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125	11/01/21	2,962,205
1,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375	11/01/41	1,017,170
2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500	11/01/16	2,734,456
10,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	10,372,600
6,225	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	6,456,944
1,965	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	2,005,931
2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500	11/15/18	1,750,268
5,485	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.600	11/15/28	3,616,699
11,550	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	11,565,939
1,355	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A	6.125	01/01/13	1,326,572

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A	7.250%	01/01/21	$4,019,720
4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500	01/01/38	4,361,232
4,000	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	4,103,560

				226,115,161

	Rhode Island 0.2%
3,825	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	3,812,799
1,260	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,268,530
1,935	Tobacco Settlement Fin Corp, RI Asset Bkd, Ser A	6.000	06/01/23	1,958,452
4,800	Tobacco Settlement Fin Corp, RI Asset Blkd, Ser A	6.250	06/01/42	4,760,112

				11,799,893

	South Carolina 1.1%
2,300	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A	5.950	03/15/14	2,568,778
4,860	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $4,860,000) (a)(d)	5.750	12/01/37	1,602,828
1,505	Lancaster Cnty, SC Assmt Rev Sun City Carolina Lakes Impt	5.450	12/01/37	1,295,730
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	4,085,222

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,000	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.250%	11/01/26	$736,080
1,250	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.300	11/01/35	824,588
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	7,207,760
3,000	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Impt & Rfdg	5.375	11/15/30	2,559,510
105	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (g)	6.750	11/15/10	106,273
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	517,345
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	576,442
2,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	2,161,175
19,700	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	20,392,061
5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125	08/01/23	5,273,500

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$2,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000%	11/15/27	$1,653,700
3,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	2,795,868
7,800	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	5,668,416
4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	4,638,671

				64,663,947

	South Dakota 0.4%
940	Keystone, SD Econ Dev Rev Wtr Quality Mgmt Corp A (AMT)	6.000	12/15/18	841,685
3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000	12/01/35	4,261,125
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,809,800
1,815	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,543,494
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	5,314,910
4,000	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	3,137,880
1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625	11/15/23	1,979,828

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (continued)
$3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750%	11/15/33	$3,685,695

				22,574,417

	Tennessee 1.4%
1,110	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	1,110,200
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	999,960
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	8,449,535
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,642,450
8,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	9,027,920
3,950	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	3,922,192
2,500	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	2,684,000
4,465	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700	11/01/37	3,645,226

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650%	07/01/24	$4,479,169
3,650	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	3,500,751
14,800	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	14,755,748
1,425	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,411,078
3,700	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375	11/15/25	3,570,907
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	997,600
2,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.750	09/01/37	1,829,180
775	Shelby Cnty, TN Hlth Ed Hsg Vlg at Germantown	6.250	12/01/34	693,059
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,003,910
1,160	Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj, Ser B (Acquired 6/08/89, Cost $1,160,000) (a)(d)	10.000	11/01/20	12
13,585	Trenton, TN Hlth & Ed Fac Brd Rev RHA Trenton MR Inc Proj	9.250	04/01/39	14,178,665

				85,901,562

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas 10.3%
$1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250%	01/01/25	$581,120
6,475	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	5,794,283
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	1,852,040
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	4,643,700
4,110	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	4,146,826
9,480	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	5,622,872
865	Atlanta, TX Hosp Auth Fac Rev	6.700	08/01/19	871,842
3,735	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	3,676,024
6,560	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (e)	5.750	01/01/34	6,106,245
2,920	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A (f)	6.750/3.375	04/01/27	1,805,348
750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125	07/01/22	829,553

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300%	07/01/32	$1,109,250
4,165	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT)	7.000	01/01/39	3,991,736
20,000	Bexar Cnty, TX Oblig, Ser A (c)	5.000	06/15/33	21,911,000
1,295	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (b)	5.375	04/01/19	1,302,459
15,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (b)	5.950	05/15/33	15,743,700
7,465	Capital Area Cultural Ed Fac Fin Corp TX Rev Roman Catholic Diocese, Ser B	6.125	04/01/45	7,707,463
5,000	Clifton Tex Higher Ed Fin Corp Uplift Ed-ser A, Ser A	6.250	12/01/45	5,140,350
1,825	Dallas Cnty, TX Flood Ctl Dist No 1 Cap Apprec Rfdg (Acquired 8/28/89, Cost $1,586,304) (a)	*	08/01/11	1,776,984
9,445	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	9,832,812
10,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	10,652,880
8,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	8,628,775

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,790	Grand Prairie, TX Hsg Fin Corp Indpt Sr Living Ctr Rev	7.500%	07/01/17	$1,233,087
1,000	Grand Prairie, TX Hsg Fin Corp Indpt Sr Living Ctr Rev	7.625	01/01/20	689,334
10,390	Grand Prairie, TX Hsg Fin Corp Indpt Sr Living Ctr Rev	7.750	01/01/34	7,154,422
1,970	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,976,304
1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375	10/01/21	1,208,399
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	2,120,446
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/29	798,190
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,050,698
1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	1,370,292
1,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,543,590

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700%	04/01/32	$1,050,210
3,155	HFDC Cent TX Inc Retirement Fac Rev, Ser A	5.750	11/01/36	2,684,369
4,300	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/27	3,853,187
14,000	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/37	11,572,400
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	7,375,374
4,910	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/29	5,093,339
13,345	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/44	13,708,785
1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/33	1,515,195
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	2,003,500
6,580	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/23	7,448,165
3,670	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/24	4,118,951
6,800	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/25	7,582,000
3,000	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (c)	5.000	07/01/26	3,318,840
4,730	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser C (AMT)	5.700	07/15/29	4,259,838
4,400	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/21	4,416,676

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$17,585	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750%	07/01/29	$17,672,749
1,100	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	7.375	07/01/22	1,116,247
500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000	02/15/23	605,805
3,975	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375	01/01/23	3,981,360
7,225	La Vernia, TX Higher Ed Fin Corp Ed Rev Kipp Inc, Ser A	6.375	08/15/44	7,604,529
23,200	Lone Star College Sys TX (c)	5.000	08/15/34	25,360,616
3,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	3,492,755
15,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	14,439,300
3,000	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	2,906,490
16,835	Matagorda Cnty, TX Nav Dist No1 Pollutn Ctl Rev Rfdg-Aep TX (AMBAC Insd)	4.400	05/01/30	15,501,331
10,565	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	9,322,450
200	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (g)	6.625	01/01/11	203,788

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.250%	01/01/31	$5,104,750
3,500	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $3,150,000) (a)	6.200	11/15/29	3,511,690
4,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	4,287,200
5,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	5,455,700
22,545	North TX Twy Auth Rev Sys First Tier Rfdg (BHAC Insd) (k)	5.750	01/01/48	24,649,350
3,425	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow	8.000	03/01/28	3,255,565
4,000	Pharr, TX Higher Ed Fin Auth Ed Rev Idea Pub Sch, Ser A	6.500	08/15/39	4,244,920
23,260	San Antonio, TX Convention Ctr Hotel Fin Corp Contract Rev Empowerment Zone, Ser A (AMBAC Insd) (AMT)	5.000	07/15/39	21,856,957
8,650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig	6.375	11/15/44	8,918,496
1,850	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125	05/15/37	1,676,655
11,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Cc Young Mem Home, Ser A	8.000	02/15/38	11,719,620

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Cc Young Mem Home, Ser B-1	7.250%	02/15/16	$5,096,000
8,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Mirador Proj, Ser A	8.125	11/15/39	8,917,945
9,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Mirador Proj, Ser A	8.250	11/15/44	9,493,380
20,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-1	7.500	11/15/16	20,129,600
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-2	6.500	11/15/14	5,009,100
25,000	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	27,442,500
600	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev (GNMA Collateralized) (AMT)	6.900	07/02/24	667,050
3,630	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $3,604,668) (a)	7.000	12/01/34	3,699,986
1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/22	1,113,920
5,875	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	6,544,280

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (c)	5.000%	07/15/25	$16,994,400
11,425	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (c)	5.000	07/15/28	12,695,460
5,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (c)	5.000	07/15/29	5,526,750
3,650	Tomball Tex Hosp Auth Rev Hosp-tomball Regl Hosp	6.000	07/01/25	3,659,344
9,150	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	9,159,425
2,000	Travis Cnty, TX Hlth Fac Dev Corp Rev Westminster Manor	7.000	11/01/30	2,097,580
5,000	Travis Cnty, TX Hlth Fac Dev Corp Rev Westminster Manor	7.125	11/01/40	5,234,900
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	3,045,965
7,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	6,886,460
5,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp Rfdg	5.000	07/01/33	4,751,550
10,000	University, TX Univ Rev Fin Sys, Ser D (c)	5.000	08/15/29	11,641,800
15,000	University, TX Univ Rev Fin Sys, Ser D (c)	5.000	08/15/34	17,462,700
8,035	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	7,560,855
7,000	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj	7.500	12/01/29	7,048,370

				622,640,496

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah 0.6%
$1,392	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250%	02/01/21	$1,421,510
500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)(h)	7.600	09/01/06	7,500
2,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)(h)	7.800	09/01/15	30,000
585	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)(h)	7.800	09/01/25	8,775
1,165	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (d)(h)	8.000	09/01/20	17,475
23,280	Tooele Cnty, UT Hazardous Waste Treatment Rev Un Pac Proj, Ser A (AMT)	5.700	11/01/26	23,524,673
1,250	Utah St Charter Sch Fin Auth Charter Sch Rev North Davis Preparatory	6.250	07/15/30	1,281,338
1,000	Utah St Charter Sch Fin Auth Charter Sch Rev North Davis Preparatory	6.375	07/15/40	1,026,420
5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000	07/15/40	5,029,400
4,405	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A	6.875	07/01/27	4,210,299

				36,557,390

	Vermont 0.2%
4,750	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	4,243,792
1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375	06/15/22	1,297,805
2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500	06/15/32	2,152,249

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont (continued)
$1,805	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125%	12/15/14	$1,836,353
1,260	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250	12/15/19	1,268,669

				10,798,868

	Virginia 1.7%
4,000	Albemarle Cnty, VA Indl Dev Auth Ed Fac Rev Covenant Sch Inc, Ser A	7.750	07/15/32	4,097,680
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,691,025
444	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	433,966
1,836	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B	7.000	03/01/32	1,712,878
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	9,691,400
1,431	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,125,796
7,814	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	5,716,488
9,900	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	7,092,756
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	3,027,480
3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250	12/01/38	3,485,755

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875%	06/01/17	$4,103,880
2,420	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	2,403,423
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,844,275
7,000	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	5,366,480
7,250	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	5,775,567
795	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	879,318
5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700	11/01/27	5,247,424
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	1,219,704
3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125	03/01/32	3,010,650
981	New Port Cmnty Dev Auth VA Spl Assmt	5.500	09/01/26	681,285
2,500	New Port Cmnty Dev Auth VA Spl Assmt	5.600	09/01/36	1,577,125
4,000	Peninsula Ports Auth VA Rfdg Residential Care Fac Rev VA Baptist Homes, Ser C	5.400	12/01/33	2,732,560

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$1,500	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350%	09/01/28	$1,517,700
4,250	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	4,254,718
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	1,770,428
11,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A	6.300	07/01/35	2,765,950
1,645	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,646,036
3,918	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	3,921,800
8,300	Virginia Small Business Fin Auth Rev Hampton Rds Proton (Acquired 8/07/09, Cost $8,089,014) (a)	9.000	07/01/39	8,772,270
5,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.750	07/01/38	5,834,450

				105,400,267

	Washington 1.9%
8,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	6,833,040
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,988,600
310	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.000	12/01/11	315,100

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$1,400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.250%	12/01/15	$1,424,164
11,625	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.250	12/01/38	12,170,329
16,060	Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)	7.250	04/01/30	16,106,092
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	1,043,270
1,990	Tobacco Settlement Auth WA Tob Settlement Rev	6.500	06/01/26	2,048,625
8,830	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	8,898,079
3,415	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.625	10/01/40	3,513,864
10,800	Washington St Hlthcare Fac Auth Rev Seattle Cancer Care Alliance	7.375	03/01/38	12,293,964
8,145	Washington St Hlthcare Fac Auth Rev WA Ctrl WA Hlth Svc	7.000	07/01/39	8,882,856
19,025	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $19,025,000) (a)	6.200	01/01/36	18,572,205
18,450	Washington St Purp, Ser E (c)	5.000	02/01/29	20,745,365

				114,835,553

	West Virginia 0.5%
5,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	5,277,247

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000%	10/01/20	$1,560,240
8,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.500	10/01/38	8,084,480
12,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.750	10/01/43	12,238,200

				27,160,167

	Wisconsin 1.0%
800	Baldwin, WI Hosp Rev Mtg, Ser A	6.125	12/01/18	789,592
5,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	4,862,207
3,620	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	3,380,935
1,565	Milwaukee, WI Rev Sr Air Cargo (AMT)	6.500	01/01/25	1,569,335
2,275	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	2,222,106
4,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	4,127,480
1,750	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	1,681,837
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,935,272
2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000	12/01/31	2,763,723

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$7,710	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650%	06/01/26	$6,970,457
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Saint Johns Cmntys Inc, Ser A	7.625	09/15/39	1,064,150
1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/18	1,072,797
2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/28	2,244,303
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.900	10/01/28	308,572
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-1	6.400	09/15/15	2,006,600
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-2	5.400	09/15/14	2,006,180
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,223,412
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	1,010,130
990	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125	01/15/22	999,732
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	2,288,848

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$3,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500%	05/01/32	$3,760,622
2,000	Wisconsin St Hlth & Ed Fac Fort Hlthcare Inc Proj	6.100	05/01/34	2,029,240
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	337,138
1,500	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr, Ser A	6.125	04/01/24	1,526,130
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr, Ser A	6.250	04/01/34	2,258,415
2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging	5.700	03/01/28	2,448,325

				58,887,538

	Wyoming 0.2%
5,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	5,021,400
2,100	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750	12/01/22	2,129,043
3,000	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750	12/01/27	3,007,770

				10,158,213

	Puerto Rico 0.5%
4,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250	07/01/33	4,195,960
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	87,590
18,060	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	4,341,443

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$66,850	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser C	*	08/01/36	$14,050,533
28,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser C	*	08/01/38	5,196,975

				27,872,501

	Virgin Islands 0.2%
1,000	Virgin Islands Pub Fin Auth Refinery Fac Rev Sr Sec Hovensa Refinery (AMT)	5.875%	07/01/22	1,015,130
10,800	Virgin Islands Pub Fin Auth Rev Matching Fdg Ln-Diago, Ser A	6.750	10/01/37	12,239,964

				13,225,094

Total Long-Term Investments 107.1%
(Cost $6,643,797,446)				6,468,610,329

Total Short-Term Investments 0.2%
(Cost $11,025,000)				11,025,000

Total Investments 107.3%
(Cost $6,654,822,446)				6,479,635,329

Liability for Floating Rate Note Obligations Related to Securities Held (8.5%)
(Cost ($514,960,000))
(514,960)	Notes with interest rates ranging from 0.29% to 0.54% at August 31, 2010 and contractual maturities of collateral ranging from 2024 to 2045 (l)			(514,960,000)

Total Net Investments 98.8%
(Cost $6,139,862,446)				5,964,675,329

Other Assets in Excess of Liabilities 1.2%				76,632,019

Net Assets 100.0%				$6,041,307,348

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued
(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.0% of net assets

(b)	Variable Rate Coupon

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Non-income producing security.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(g)	Escrowed to Maturity

(h)	This borrower is currently in liquidation.

(i)	Security is a “step up” bond where the coupon increases or steps up at a predeterminded date.

(j)	Inverse Floating Rate

(k)	Security purchased on a when-issued or delayed delivery basis.

(l)	Floating Rate Notes. The interest rates shown reflect the rates in effect at August 31, 2010.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
Connie Lee — Connie Lee Insurance Co.
GNMA — Government National Mortgage Association
GTY AGMT — Guarantee Agreement
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
Syncora Gtd — Syncora Guaranteed Ltd.

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds	$ —	$6,479,635,329	$ —	$6,479,635,329

Invesco Van Kampen High Yield Municipal Fund
Schedule of Investments — August 31, 2010 (Unaudited) continued
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$333,663,849

Aggregate unrealized (depreciation) of investment securities	(509,003,896)

Net unrealized appreciation of investment securities	$(175,340,047)

Cost of Investments for tax purposes is $6,654,975,376

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	October 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	October 29, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	October 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.